Intangible Assets - Summary of Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	€ 4,028
Intangible assets at ending period	3,710	€ 4,028
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	3,495
Intangible assets at ending period	3,495	3,495
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	533
Intangible assets at ending period	215	533
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	5,867	5,791
Additions	172	76
Intangible assets at ending period	6,039	5,867
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	3,495	3,495
Intangible assets at ending period	3,495	3,495
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	2,372	2,296
Additions	172	76
Intangible assets at ending period	2,544	2,372
Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(1,839)	(1,372)
Amortization Charge	(490)	(467)
Intangible assets at ending period	(2,329)	(1,839)
Amortization and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(1,839)	(1,372)
Amortization Charge	(490)	(467)
Intangible assets at ending period	€ (2,329)	€ (1,839)